Note 2 - Loans and Allowance for Loan Losses (Details Textual) Pure in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loans Receivable with Variable Rates of Interest	$ 1,640,991,000	$ 1,495,918,000
Loans Receivable with Fixed Rates of Interest	452,051,000	554,281,000
Loans and Leases Receivable, Related Parties, Ending Balance	$ 12,878,000	$ 13,019,000	$ 7,759,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0
Mortgage Loans in Process of Foreclosure, Amount	$ 0	$ 200,000
Loans Originated Into Secondary Market	167,723,000	129,060,000	135,835,000
Gain (Loss) on Sale of Mortgage Loans	6,802,000	4,639,000	$ 4,258,000
Loans Sold With Recourse In Secondary Market	115,789,000	94,801,000
Nonperforming Financial Instruments [Member]
Potential Problem Loans	$ 10,700,000	$ 12,000,000.0
Minimum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period	15 years
Financing Receivable, Maturity Period	5 years
Minimum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period	1 year
Maximum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period	30 years
Financing Receivable, Maturity Period	15 years
Maximum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period	5 years